INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION (BENEFIT)

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except percentages)	2020	2021	2020	2021
Income (loss) before income taxes	$58,118	$(464,158)	$5,530	$(1,897,182)
Provision for income taxes	534	37,507	448	49,286
Effective Tax Rate	0.9%	(8.1)%	8.1%	(2.6)%

The components of the provision for (benefit from) income taxes were as follows:

	December 31,
(in thousands)	2019	2020
Current:
Federal	$(58)	$2,780
State	(295)	3,801
Foreign	—	—
Total current tax expense (benefit)	(353)	6,581
Deferred:
Federal	—	—
State	—	—
Foreign	(665)	(200)
Total deferred tax expense (benefit)	(665)	(200)
Total provision for (benefit from) income taxes	$(1,018)	$6,381